Income tax	9 Months Ended
Sep. 30, 2022
Income tax
Income tax

14. Income tax

The Group booked the expected tax benefits or expenses based on a best estimate for a period of nine months ended September 30, 2022.

For the nine months ended September 30, 2022 and 2021, the Group recorded a consolidated income tax benefit of EUR 160k (September 30, 2021: income tax expense of EUR -1,841k), respectively. The consolidated income tax benefit (September 30, 2021: income tax expense) for the nine months ended September 30, 2022, resulted from income tax benefit from CureVac Inc of EUR 235k for current tax and tax expenses from CureVac Corporate Service and CureVac Swiss AG of EUR 94k. CureVac Corporate Service has a deferred tax benefit of EUR 21k for the nine months ended September 30, 2022.